UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      	March 31, 2012
Check here if Amendment [ ]; 				Amendment Number:

This Amendment: 	[ ] is a restatement.
                	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sustainable Growth Advisers, LP
Address:     301 Tresser Blvd.
	     Suite 1310
	     Stamford, CT  06901


Form 13F File Number: 28-11076
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        	Barbara C. Fletcher
Title:       	Director of Portfolio Administration
Phone:       	203-348-4742

Signature, Place, and Date of Signing:

Barbara C. Fletcher              Stamford, CT. 06901           	04/17/12
------------------------------   --------------------         	--------
Signature                        City, State                   	Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

Russell Funds:	13F file Number:	28-01190

                                                    FORM 13F INFORMATION TABLE
NAME	                        TITLE	     CUSIP	VALUE	  SHARES	 INVSTMT  OTHER	         VOTING	AUTHORITY
OF ISSUER	                OF CLASS     NUMBER	X($1,000)	         DSCRETN  MANAGERS SOLE	         NONE

Amazon.com Inc.			COMMON STOCK	023135106  94,084   464,589	x		  242,595	221,994
American Express Co.		COMMON STOCK	025816109  50,584   874,240	x		  462,250	411,990
Apple Inc.			COMMON STOCK	037833100 137,924   230,046	x		  126,794	103,252
Automatic Data Processing, Inc.	COMMON STOCK	053015103 100,254 1,816,516	x		1,014,406	802,110
Cerner Corp.			COMMON STOCK	156782104  99,862 1,311,213	x		  731,662	579,551
Coca Cola Company		COMMON STOCK	191216100 100,533 1,358,372	x		  721,562	636,810
Colgate Palmolive Co.		COMMON STOCK	194162103  98,486 1,007,218	x		  539,028	468,190
Companhia De Bebidas 		COMMON STOCK	20441W203  66,530 1,610,105	x		  902,705	707,400
Costco Wholesale Corp.		COMMON STOCK	22160K105     426     4,690	x		    4,690	0
Danone ADR			COMMON STOCK	23636T100  59,479 4,285,253	x		2,281,493	2,003,760
Dentsply International Inc.	COMMON STOCK	249030107  49,144 1,224,617	x		  660,517	564,100
Ebay Inc.			COMMON STOCK	278642103 104,749 2,838,726	x		1,565,709	1,273,017
Ecolab Inc.			COMMON STOCK	278865100 100,289 1,624,904	x		  891,534	733,370
Google Inc.			COMMON STOCK	38259P508  96,292   150,165	x		   82,394	67,771
Intuitive Surgical Inc.		COMMON STOCK	46120E602  72,037   132,971	x		   69,431	63,540
Johnson & Johnson		COMMON STOCK	478160104     330     5,000	x		    5,000	0
Joy Global Inc.			COMMON STOCK	481165108  48,181   655,528	x		  346,310	309,218
MasterCard Inc. CL A		COMMON STOCK	57636Q104     273       650	x		      650	0
McDonald's Corporation		COMMON STOCK	580135101     535     5,450	x		    5,450	0
Microsoft Corp.			COMMON STOCK	594918104     499    15,480	x		   15,480	0
Monsanto Co.			COMMON STOCK	61166W101  97,886 1,227,261	x		  675,507	551,754
Mylan Inc.			COMMON STOCK	628530107  89,742 3,826,956	x		2,161,746	1,665,210
National Oilwell Varco, Inc.	COMMON STOCK	637071101 101,306 1,274,775	x		  718,481	556,294
Novo-Nordisk ADR		COMMON STOCK	670100205  73,242   528,024	x		  275,524	252,500
Oracle Corp.			COMMON STOCK	68389X105     449    15,400	x		   15,400	0
Pepsico Inc.			COMMON STOCK	713448108     445     6,700	x		    6,700	0
Perrigo Co.			COMMON STOCK	714290103  60,384   584,495	x		  314,174	270,321
Praxair, Inc.			COMMON STOCK	74005P104  50,352   439,220	x		  234,160	205,060
Procter & Gamble Co.		COMMON STOCK	742718109     343     5,100	x		    5,100	0
Red Hat Inc.			COMMON STOCK	756577102  87,814 1,466,247	x		  807,532	658,715
SAP AG ADR			COMMON STOCK	803054204  45,815   656,189	x		  338,654	317,535
Schlumberger Ltd		COMMON STOCK	806857108  87,815 1,255,751	x		  674,438	581,313
Shandong Weigao ORD		COMMON STOCK	Y76810103      98    85,976	x		   71,177	14,799
Starbucks Corporation		COMMON STOCK	855244109  62,638 1,120,742	x		  593,542	527,200
Starwood Hotels & Resorts	COMMON STOCK	85590A401  72,983 1,293,791	x		  670,121	623,670
State Street Corp.		COMMON STOCK	857477103 103,520 2,275,156	x		1,286,621	988,535
Visa Inc.			COMMON STOCK	92826C839  76,810   650,928	x		  342,955	307,973
Yum Brands			COMMON STOCK	988498101 133,623 1,877,253	x		1,049,068	828,185



Total							2,425,766





